BUSINESS COMBINATION (Schedule of fair value of the consideration transferred) (Details) - Ancosys GmBH $ in Thousands	1 Months Ended
Jan. 25, 2022 USD ($)
Business Acquisition [Line Items]
Cash paid	$ 81,708
Fair-value of contingent consideration	8,480
Total consideration	$ 90,188